Post-Employment Benefits - Summary of Major Categories of Defined Benefit Plan Assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Disclosure of fair value of plan assets [line items]
Obligations related to securities sold under repurchase agreements	$ 51,801	$ 30,840
Pension plan [member]
Disclosure of fair value of plan assets [line items]
Plan assets	8,853	7,691
Canada plan [member] | Pension plan [member]
Disclosure of fair value of plan assets [line items]
Canadian equity securities	547	636
Debt securities	5,723	3,732
Investment funds	1,712	1,807
Hedge funds		10
Alternative investments	1,095	507
Cash and cash equivalents and other	220	317
Obligations related to securities sold under repurchase agreements	(1,293)	(101)
Other	22	733
Plan assets	$ 8,004	$ 6,908
Percentage of Canadian equity securities	7.00%	9.00%
Percentage of debt securities	72.00%	54.00%
Percentage of investment funds	21.00%	26.00%
Percentage of hedge funds		0.00%
Percentage of alternative investments	13.00%	7.00%
Percentage of cash and cash equivalents and other	3.00%	5.00%
Percentage of Obligations related to securities sold under repurchase agreements	(16.00%)	(1.00%)
Percentage of other		11.00%
Percentage of plan assets	100.00%	100.00%
Canada plan [member] | Pension plan [member] | Government bonds [member]
Disclosure of fair value of plan assets [line items]
Debt securities	$ 4,623	$ 2,636
Percentage of debt securities	58.00%	38.00%
Canada plan [member] | Pension plan [member] | Corporate Bonds [member]
Disclosure of fair value of plan assets [line items]
Debt securities	$ 1,024	$ 1,027
Percentage of debt securities	13.00%	15.00%
Canada plan [member] | Pension plan [member] | Inflation adjusted bonds [member]
Disclosure of fair value of plan assets [line items]
Debt securities	$ 76	$ 69
Percentage of debt securities	1.00%	1.00%
Canada plan [member] | Pension plan [member] | Canadian equity funds [member]
Disclosure of fair value of plan assets [line items]
Investment funds	$ 28	$ 23
Percentage of investment funds		0.00%
Canada plan [member] | Pension plan [member] | US equity funds [member]
Disclosure of fair value of plan assets [line items]
Investment funds	$ 379	$ 342
Percentage of investment funds	5.00%	5.00%
Canada plan [member] | Pension plan [member] | International equity funds [member]
Disclosure of fair value of plan assets [line items]
Investment funds	$ 32	$ 25
Percentage of investment funds		0.00%
Canada plan [member] | Pension plan [member] | Global equity funds [member]
Disclosure of fair value of plan assets [line items]
Investment funds	$ 907	$ 1,077
Percentage of investment funds	12.00%	16.00%
Canada plan [member] | Pension plan [member] | Emerging markets equity funds [member]
Disclosure of fair value of plan assets [line items]
Investment funds	$ 256	$ 247
Percentage of investment funds	3.00%	4.00%
Canada plan [member] | Pension plan [member] | Fixed income funds [member]
Disclosure of fair value of plan assets [line items]
Investment funds	$ 110	$ 93
Percentage of investment funds	1.00%	1.00%